Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Supplemental Balance Sheet and Other Information	Supplemental balance sheet and other information related to operating leases as of December 31, 2025 and 2024 are as follows:

(in thousands, except lease term and discount rate)	Location in consolidated balance sheet	2025	2024

Operating lease right-of-use assets	Other long-term assets	$153,144	$116,238

Current operating lease liabilities	Accrued and other current liabilities	$28,837	$24,335
Long-term operating lease liabilities	Other long-term liabilities	$129,107	$96,658

Weighted average remaining lease term		9.21 years	7.38 years
Weighted average discount rate		3.23%	3.31%

Supplemental Cash Flow Information Related to Leases	Supplemental disclosure related to operating leases for the years ended December 31, 2025 and 2024 is as follows:

(in thousands)	2025	2024

Cash paid for operating leases included in cash flows from operating activities	$31,741	$27,306
Operating lease right-of-use assets obtained in exchange for lease obligations	$45,462	$44,219

Maturities of Lease Liabilities	Future operating lease payments as of December 31, 2025 are as follows:

Years ending December 31, (in thousands)

2026	$34,130
2027	30,234
2028	24,468
2029	17,407
2030	10,889
Thereafter	65,634
Total lease payments	182,762
Less: Imputed interest	(24,818)
Total	$157,944